Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

December 22, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
SEC File No. 333-275075
1919 Financial Services Fund S000082984
1919 Socially Responsive Balanced Fund S000082985
1919 Maryland Tax-Free Income Fund S000082986

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended and the regulations thereunder, the Trust on behalf of its series, 1919 Financial Services Fund, 1919 Socially Responsive Balanced Fund and 1919 Maryland Tax-Free Income Fund, hereby certifies that the forms of Information Statement/Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective December 22, 2023, and filed electronically as Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N‑14 on December 22, 2023.

If you have any questions regarding the enclosed, please do not hesitate to contact Rachel Spearo of U.S. Bank Global Fund Services, the Trust’s administrator, at rachel.spearo@usbank.com or 414-516-1692.

Sincerely,

/s/ Rachel Spearo
Rachel Spearo
for U.S. Bank Global Fund Services,
the Trust’s Administrator